Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Comprehensive Income
Interest income calculated using effective interest method		kr 13,396	kr 6,563	kr 4,264
Other interest income		6,042	166	(1,545)
Interest expenses		(16,543)	(4,550)	(812)
Net interest income		2,895	2,179	1,907
Net fee and commission expense		(51)	(31)	(29)
Net results of financial transactions		21	69	56
Total operating income		2,865	2,217	1,934
Personnel expenses		(402)	(402)	(359)
Other administrative expenses		(222)	(216)	(231)
Depreciation and impairment of non-financial assets		(88)	(94)	(80)
Total operating expenses		(712)	(712)	(670)
Operating profit before credit losses		2,153	1,505	1,264
Net credit losses		(585)	(34)	41
Operating profit		1,568	1,471	1,305
Tax expenses		(324)	(305)	(271)
Net profit	[1]	1,244	1,166	1,034
Items to be reclassified to profit or loss
Derivatives in cash flow hedges		63	(122)
Tax on items to be reclassified to profit or loss		(13)	25
Net items to be reclassified to profit or loss		50	(97)
Items not to be reclassified to profit or loss
Own credit risk		(23)	99	(24)
Revaluation of defined benefit plans		(6)	43	24
Tax on items not to be reclassified to profit or loss		6	(30)	0
Net items not to be reclassified to profit or loss		(23)	112	0
Total other comprehensive income		27	15	0
Total comprehensive income	[1]	kr 1,271	kr 1,181	kr 1,034
Basic earnings per share (in SEK per share)	[2]	kr 312	kr 292	kr 259
Diluted earnings per share (in SEK per share)	[2]	kr 312	kr 292	kr 259

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The average number of shares in 2023 amounted to 3,990,000 (2022: 3,990,000).